UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-07596
The Southern Africa Fund, Inc.

1055 Washington Boulevard
Stamford, CT 06901
(Address of principal executive offices)

Hendrik du Toit, President,
The Southern Africa Fund, Inc.
1055 Washington Boulevard, 3rd Floor,
Stamford, CT 06901
(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 324-0010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2004

FORM N-Q

Item 1. Schedule of Investments

	Portfolio of investments
	August 31, 2004 (unaudited)

	Company	Shares	U.S. $ Value
	COMMON STOCK - 99.4%

	South Africa - 99.4%
	Financials - 26.2%
	Banks - 14.4%
	ABSA Group Ltd.	304,600	$ 2,521,459
	FirstRand Ltd.	2,342,745	3,762,470
	Nedcor Ltd.	17,506	147,307
	RMB Holdings Ltd.	620,800	1,506,241
	Standard Bank Group Ltd.	702,397	4,684,230
			12,621,707
	Insurance - 0.3%
	Discovery Holdings Ltd.	102,800	230,890

	Investment Companies - 4.1%
	Remgro Ltd.	234,927	2,858,830
	VenFin Ltd.	228,300	684,257
			3,543,087
	Life Assurance - 5.7%
	Old Mutual Plc.	2,083,600	3,981,730
	Sanlam Ltd.	734,500	989,816
			4,971,546
	Real Estate - 1.7%
	Liberty International Plc.	99,400	1,483,627
			22,850,857
	Industrials - 33.9%
	Basic Industries - 2.9%
	Iscor Ltd.	223,386	1,577,336
	Sappi Ltd.	68,290	961,215
			2,538,551
	Cyclical Consumer Goods - 8.2%
	Richemont Securities AG	2,396,800	6,135,808
	Steinhoff International Holdings Ltd.	782,114	962,331
			7,098,139
	Cyclical Services - 4.5%
	Bidvest Group Ltd.	232,881	2,093,961
	Nampak Ltd.	107,300	225,683
	Naspers Ltd.	152,048	1,118,388
	Woolworths Holdings Ltd.(a)	430,300	512,643
			3,950,675
	General Industrials - 2.7%
	Barloworld Ltd.	103,400	1,165,070
	Imperial Holdings Ltd.	103,900	1,198,645
			2,363,715

	Company	Shares	U.S. $ Value

	Non-Cyclical Consumer Goods - 9.2%
	Amalgamated Beverage Industries Ltd.	22,000	$ 277,601
	Network Healthcare Holdings Ltd.(a)	700,700	503,188
	SABMiller Plc.	490,300	6,124,837
	Tiger Brands Ltd.	79,900	1,147,559
			8,053,185
	Non-Cyclical Services - 6.4%
	MTN Group Ltd.(a)	726,543	3,329,136
	Pick'n Pay Stores Ltd.	71,429	206,037
	Telkom South Africa Ltd.	171,300	2,039,515
			5,574,688
			29,578,953
	Resources - 39.3%
	Gold Mining - 8.1%
	AngloGold Ashanti Ltd.	63,932	2,257,130
	Gold Fields Ltd.	241,014	2,923,851
	Harmony Gold Mining Co. Ltd.	155,437	1,914,400
			7,095,381
	Oil & Gas - 7.2%
	Sasol Ltd.	367,400	6,291,820

	Other Mineral Extract & Mines - 19.9%
	Anglo American Plc.	372,019	8,428,239
	BHP Billiton Plc.	957,951	8,944,474
			17,372,713
	Platinum - 4.1%
	Anglo American Platinum Corp. Ltd.	21,319	946,443
	Impala Platinum Holdings Ltd.	31,906	2,677,108
			3,623,551
			34,383,465

	TOTAL INVESTMENTS - 99.4%
	(cost $51,968,042)		86,813,275
	Other assets less liabilities - 0.6%		543,470

	Net Assets - 100%		$ 87,356,745

(a)	Non-income producing security.

Item 2. Controls and Procedures

(a).	The registrant’s President and Chief Financial Officer have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b).	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred in the registrant's third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. (EX-99.CERT)

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Southern Africa Fund, Inc.

By: /s/   Hendrik du Toit
Hendrik du Toit
President of The Southern Africa Fund, Inc.

Date: October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/    Hendrik du Toit
Hendrik du Toit
President of The Southern Africa Fund, Inc.

Date: October 19, 2004

By: /s/    Kim McFarland
Kim McFarland
Chief Financial Officer of The Southern Africa Fund, Inc.

Date: October 19, 2004